Long Term Debt	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Debt Disclosure [Abstract]
Long Term Debt
12)	LONG-TERM DEBT
Senior Unsecured Notes
On July 17, 2014, the Company issued $300.0 million aggregate principal amount of 3.749% senior unsecured notes due August 1, 2024 (the “2024 Notes”), $300.0 million aggregate principal amount of 4.915% senior unsecured notes due August 1, 2034 (the “2034 Notes”) and $900.0 million aggregate principal amount of 5.165% senior unsecured notes due August 1, 2044 (the “2044 Notes” and, collectively with the 2024 Notes and the 2034 Notes, the “Existing Notes”). Interest on the Existing Notes is payable semi-annually on February 1 and August 1 of each year.
The Existing Notes were issued under an indenture (the “Base Indenture”), as supplemented by a first supplemental indenture (together, with the Base Indenture, the “Indenture”), which contains various restrictive covenants, which are subject to important limitations and exceptions that are described in the Indenture. The Company was in compliance with all covenants related to the Existing Notes as of November 26, 2022.
Exchange Offers
During the third fiscal quarter of 2022, the Company commenced exchange offers (the “Exchange Offers”) with eligible holders for each series of Existing Notes as follows: (i) 2024 Notes for new 3.693% Senior Second Lien Secured
Non-Convertible
Notes due November 30, 2027 (the “New Second Lien
Non-Convertible
Notes”) and/or new 8.821% Senior Second Lien Secured Convertible Notes due November 30, 2027 (the “New Second Lien Convertible Notes”); (ii) 2034 Notes for new 12.000% Senior Third Lien Secured Convertible Notes due November 30, 2029 (the “New Third Lien Convertible Notes” and, together with the New Second Lien
Non-Convertible
Notes and the New Second Lien Convertible Notes, the “New Notes”); and (iii) 2044 Notes for New Third Lien Convertible Notes.
In conjunction with the Exchange Offers, the Company solicited consents from holders of each series of Existing Notes (“Consents”) to certain proposed amendments to the indenture governing the Existing Notes to, among other things, (i) eliminate the restrictive covenants in the Existing Notes Indenture concerning (a) the repurchase of Existing Notes in the event of a change in control of the Company, (b) limitations on liens and (c) limitations on sale and leaseback transactions and (ii) increase the percentage of outstanding notes necessary to accelerate payment upon an event of default (the “Proposed Amendments”).
In November 2022, the Company completed privately negotiated exchange offers with existing holders of approximately $69.0 million, $15.3 million, and $70.2 million aggregate principal amount of 2024 Notes, 2034 Notes, and 2044 Notes, respectively, under which the Company issued an aggregate of approximately 13.6 million shares of common stock to the existing holders in exchange for the exchange notes, including accrued and unpaid interest, and 0.9 million shares in exchange for a cash payment from an existing holder of $3.5 million. The exchange notes were cancelled and no longer outstanding upon completion of the exchange. In accordance with ASC subtopic
470-60,
“
Troubled Debt Restructuring by Debtors
,” the private exchange was accounted for as a troubled debt restructuring and the Company recorded a net gain on extinguishment of debt of $94.4 million in its consolidated statement of operations for the three months ended November 26, 2022, which included $8.0 million of third-party fees incurred and the write off of unamortized debt financing costs of $0.4 million related to the extinguished notes exchanged for common stock.
On January 5, 2023, upon the expiration of the Exchange Offers, the Company announced the termination of the offer and consent solicitations with respect to its Existing Notes, as a result of the conditions applicable thereto not being satisfied. As a result of the termination of the Exchange Offers, none of the Existing Notes that had been tendered in the Exchange Offers were accepted for purchase and no consideration will be paid or become payable to holders of the Existing Notes who have tendered their Existing Notes in the Exchange Offers.

During the three and nine months ended November 26, 2022, the Company did not purchase any of its outstanding unsecured notes, excluding the aforementioned private exchanges completed in November 2022. During the nine months ended November 27, 2021, the Company purchased approximately $11.0 million aggregate principal amount of its outstanding 3.749% senior unsecured notes due August 1, 2024. The total consideration paid for the notes accepted for purchase of $11.4 million during the nine months ended November 27, 2021, included accrued and unpaid interest up to, but not including, the early settlement date. The Company recorded a loss on extinguishment of debt of $0.4 million in its consolidated statement of operations for the nine months ended November 27, 2021, including the write off of unamortized debt financing costs related to the extinguished portion of the notes accepted for purchase and reacquisition costs. The Company did not purchase any of its outstanding unsecured notes during the three months ended November 27, 2021.
As of November 26, 2022 and February 26, 2022, unamortized deferred financing costs associated with the Company’s Existing Notes were $3.9 million and $4.6 million, respectively, and are included in long-term debt in the Company’s consolidated balance sheets.
Asset-Based Credit Agreement
In the second quarter of fiscal 2021, the Company amended its asset-based credit agreement (the “Credit Agreement”) among the Company, certain of the Company’s U.S. and Canadian subsidiaries party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent (in such capacity, the “Agent”), and the lenders party thereto. The Credit Agreement provides for an asset-based revolving credit facility (the “ABL Facility”) with aggregate revolving commitments established at closing of $1.0 billion, including a swingline subfacility and a letter of credit subfacility. The Credit Agreement has an uncommitted expansion feature which allows the borrowers to request, at any time following the delivery of an initial field exam and appraisal, an increase in aggregate revolving commitments under the ABL Facility or elect to enter into a first-in-last-out
loan facility (“FILO Facility”), collectively, in an aggregate amount of up to $375.0 million, subject to certain customary conditions.
On August 31, 2022, the Company entered into an amendment (the “Amendment”) to the Credit Agreement, dated as of August 9, 2021 (as amended by the Amendment, the “Amended Credit Agreement”), for more than $500.0 million of new additional financing commitments, including its newly expanded $1.130 billion ABL Facility, which provides for an increase of $130.0 million in aggregate revolving commitments for the time periods set forth in the Amendment, and a new $375.0 million FILO Facility (together with the ABL Facility, the “Credit Facilities”), with JPMorgan Chase Bank, N.A., as administrative agent and Sixth Street Specialty Lending, Inc., as agent and lender for the FILO Facility. The ABL Facility and FILO Facility mature on August 9, 2026 and August 31, 2027, respectively, unless required to mature earlier pursuant to the terms of the Amendment.
The Credit Facilities are secured on a first priority basis (subject to customary exceptions) on substantially all assets of the Company and its subsidiaries that are borrowers or guarantors under the Credit Facilities. Amounts available to be drawn from time to time under the ABL Facility (including, in part, in the form of letters of credit) are equal to the lesser of (i) outstanding revolving commitments under the Amended Credit Agreement and (ii) a borrowing base equal to the sum of (a) 90% of eligible credit card receivables plus (b) 90% of eligible inventory (excluding eligible foreign in-transit
inventory), valued at the lower of cost or market value, determined on a weighted average cost basis, minus (c) customary reserves, minus (d) FILO deficiency reserves. The term loans under the FILO Facility are subject to a borrowing base equal to the sum of (a) 15% of eligible credit card receivables, plus (b)(i) 15% of eligible inventory, plus (ii) 100% of eligible foreign in-transit
inventory, plus (iii) 15% of eligible domestic
in-transit
inventory, in each case, valued at the lower of cost or market value, determined on a weighted average cost basis, plus (c) the lesser of (i) 68% of eligible intellectual property, which shall be reduced by 2.5% each fiscal quarter commencing with the fiscal quarter ending on or about February 25, 2023 and (ii) $115.0 million which shall be reduced by (A) approximately $4.7 million each fiscal quarter commencing with the fiscal quarter ending on or about February 25, 2023 and (B) $75.0 million upon the consummation of certain dispositions.

Subject to customary exceptions and restrictions, the Company may voluntarily repay outstanding amounts under the ABL Facility at any time without premium or penalty, and may voluntarily repay outstanding amounts under the FILO Facility after the ABL Facility is paid in full. Any voluntary prepayments made will not reduce commitments under the ABL Facility. If at any time the outstanding amount under the ABL Facility exceeds the lesser of (i) the aggregate revolving commitments and (ii) the borrowing base under the ABL Facility, the Company will be required to prepay outstanding amounts or cash collateralize letter of credit obligations under the ABL Facility.
The term loans under the FILO Facility are
non-callable
for a period of 18 months following the funding date, subject to a customary make-whole premium (using a discount rate set at the treasury rate plus $0.50% per annum). Following such date, prepayments of the FILO Facility are subject to a prepayment premium equal to (i) $2.00% of the principal amount of such prepayment if made between 18 months and 30 months following the funding date, (ii) $1.00% of the principal amount of such prepayment if made between 30 months and 36 months following the funding date, and (iii) $0% after such date. Further, certain dispositions of assets, are subject to modified prepayment premiums and/or mandatory paydown requirements. If at any time the outstanding amount under the FILO Facility exceeds the borrowing base under the FILO Facility, the Company will be required to prepay term loans in an amount equal to such excess under the FILO Facility.
The Amendment replaced the London Inter-Bank Offered (“LIBO”) Rate as the interest rate benchmark under the Credit Agreement with the forward-looking term rate based on the Secured Overnight Financing Rate (“SOFR”). Outstanding amounts under the Amended Credit Agreement bear interest at a rate per annum equal to, at the applicable borrower’s election: (i) in the case of loans denominated in U.S. dollars, SOFR and an alternate base rate and (ii) in the case of loans denominated in Canadian dollars, the Canadian Prime Rate and Canadian Dollar Offered Rate (“CDOR”), in each case as set forth in the Amended Credit Agreement, plus (A) with respect to the ABL Facility, an interest rate margin based on average quarterly availability ranging from (x) in the case of SOFR loans and CDOR loans, 1.25% to 1.75%; provided that if SOFR or the CDOR is less than 0.00%, such rate shall be deemed to be 0.00%, as applicable, and (y) in the case of alternate base rate loans and Canadian Prime Ra te Lo
ans, 0.25% to 0.75%; provided that if the alternate base rate or Canadian Prime Rate is less than 1.00%, such rate shall be deemed to be 1.00%, as appli cable, and (B) with respect to the FILO Facility, an interest rate margin equal to (x) in the case of SOFR loans, 7.75%; provided that if SOFR is less than 1.00%, such rate shall be deemed to be 1.00%, and (y) in the case of alternate base rate loans, 6.75%
; provided that if the alternate base r
ate is less than 2.00%, such rate shall be deemed to be 2.00%. The revolving loans under the ABL Facility may be borrowed, prepaid and reborrowed until the maturity date under the ABL Facility. The term loans under the FILO Facility amortize at 5.00% per annum payable in equal quarterly installments of 1.25% per annum, commencing with the fiscal quarter ending on or about February 25, 2023.
As of November 26, 2022, the Company had $550.0 million of borrowings outstanding under the ABL Facility, at a weighted average interest rate of 5.66%, and $186.2 million of outstanding letters of credit had been issued under the ABL Facility. As of November 26, 2022, the Company had $375.0 million of outstanding borrowings under the FILO Facility at an interest rate of 10.87%. The Company’s borrowing under the Credit Facilities have been and may be used for working capital, including inventory purposes, and other general corporate purposes.
The Amended Credit Agreement contains customary representations and warranties, events of default and financial, affirmative and negative covenants for facilities of this type, including but not limited to a springing financial covenant relating to a fixed charge coverage ratio, and restrictions on indebtedness, liens, investments and acquisitions, asset dispositions, restricted payments and prepayment of certain indebtedness. The Company was in compliance with all covenants related to the Amended Credit Agreement as of November 26, 2022. On or around January 13, 2023, certain events of default were triggered under the Company’s Credit Facilities as a result of the Company’s failure to prepay an overadvance and satisfy a financial covenant, among other things. As a result of the continuance of such events of default, on January 25, 2023, the administrative agent under the Amended Credit Agreement notified the Company that (i) the principal amount of all outstanding loans under the Credit Facilities, together with accrued interest thereon, the FILO Applicable Premium and all fees (including, for the avoidance of doubt, any break funding payments) and other obligations of the Company accrued under the Amended Credit Agreement, are due and payable immediately, (ii) the Company is required, effective immediately, to cash collateralize letter of credit obligations under the Credit Facilities, and (iii) effective as of January 25, 2023, all outstanding loans and obligations under the Credit Facilities shall bear interest at an additional default rate of 2% per annum. As a result of the foregoing, the Company has reflected the amounts outstanding on the Credit Facilities as current on the consolidated balance sheet as of November 26, 2022.
As of November 26, 2022 and February 26, 2022, deferred financing costs associated with the Company’s ABL Facility were $7.8 million and $7.4 million, respectively, and were recorded in other assets in the Company’s consolidated balance sheets. As of November 26, 2022, deferred financing costs associated with the Company’s FILO Facility were $15.7 million and are included in current portion of long-term debt in the Company’s consolidated balance sheets.
The Company amortizes deferred financing costs for the Existing Notes and the Credit Facilities over their respective terms and such amortization is included in interest expense, net in the consolidated statements of operations. Interest expense related to the Existing Notes and the Credit Facilities, including the commitment fee and the amortization of deferred financing costs, was approximately $32.9 million and $16.1 million for the three months ended November 26, 2022 and November 27, 2021, respectively and $66.9 million and $49.0 million for the nine months ended November 26, 2022 and November 27, 2021, respectively.

7.	LONG TERM DEBT
Senior Unsecured Notes
On July 17, 2014, the Company issued $300.0 million aggregate principal amount of 3.749% senior unsecured notes due August 1, 2024, $300.0 million aggregate principal amount of 4.915% senior unsecured notes due August 1, 2034 and $900.0 million aggregate principal amount of 5.165% senior unsecured notes due August 1, 2044 (collectively, the “Notes”). Interest on the Notes is payable semi-annually on February 1 and August 1 of each year.
The Notes were issued under an indenture (the “Base Indenture”), as supplemented by a first supplemental indenture (together, with the Base Indenture, the “Indenture”), which contains various restrictive covenants, which are subject to important limitations and exceptions that are described in the Indenture. The Company was in compliance with all covenants related to the Notes as of February 26, 2022.
During Fiscal 2021, the Company purchased approximately $11.0 million aggregate principal amount of its outstanding 3.749% senior unsecured notes due August 1, 2024. The total consideration paid for the notes accepted for purchase of $11.4 million during the fiscal year ended February 26, 2022 included accrued and unpaid interest up to, but not including, the early settlement date. The Company recorded a loss on extinguishment of debt of $0.4 million in its consolidated statement of operations for the fiscal year ended February 26, 2022, including the write off of unamortized debt financing costs related to the extinguished portion of the notes accepted for purchase and reacquisition costs.
During Fiscal 2020, the Company purchased $75.0 million aggregate principal amount of its outstanding 4.915% senior unsecured notes due 2034 and approximately $225.0 million aggregate principal amount of its outstanding 5.165% senior unsecured notes due 2044. The total consideration paid for the notes accepted for purchase of $220.9 million included an early tender premium of $50 per $1,000 principal amount of the notes accepted for purchase, plus accrued and unpaid interest up to, but not including, the early settlement date. The Company recorded a gain on extinguishment of debt of $77.0 million in its consolidated statement of operations for the fiscal year ended February 27, 2021, including the write off of unamortized debt financing costs related to the extinguished portion of the notes accepted for purchase and reacquisition costs. The Company did not purchase any of its outstanding unsecured notes during Fiscal 2019.

As of February 26, 2022 and February 27, 2021, unamortized deferred financing costs associated with the Company’s 3.749% senior unsecured notes due 2024, 4.915% senior unsecured notes due 2034 and 5.165% senior unsecured notes due 2044 were $4.6 million and $5.0 million, respectively, and are included in long-term debt in the Company’s consolidated balance sheets.
Asset-Based Credit Agreement
On August 9, 2021, the Company amended its asset-based credit agreement (the “Amended Credit Agreement”) among the Company, certain of the Company’s U.S. and Canadian subsidiaries party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent (in such capacity, the “Agent”), and the lenders party thereto, which replaced the Company’s previous $850.0 million Credit Agreement which was due to mature on June 19, 2023.
The Amended Credit Agreement provides for an asset-based revolving credit facility (the “ABL Facility”) with aggregate revolving commitments established at closing of $1.0 billion, including a swingline subfacility and a letter of credit subfacility. The Amended Credit Agreement has an uncommitted expansion feature which allows the borrowers to request, at any time following the delivery of an initial field exam and appraisal, an increase in aggregate revolving commitments under the ABL Facility or elect to enter into a first-in-last-out
loan facility, collectively, in an aggregate amount of up to $375.0 million, subject to certain customary conditions. The Amended Credit Agreement matures on August 9, 2026.
As of February 26, 2022, the Company had no loans outstanding under the ABL Facility, but had outstanding letters of credit of $96.4 million.
The ABL Facility is secured on a first priority basis (subject to customary exceptions) on all accounts receivable (including credit card receivables), inventory, certain deposit accounts and securities accounts, and certain related assets, of the Company and its subsidiaries that are borrowers or guarantors under the ABL Facility. Amounts available to be drawn from time to time under the ABL Facility (including, in part, in the form of letters of credit) are equal to the lesser of (i) outstanding revolving commitments under the Amended Credit Agreement and (ii) a borrowing base equal to the sum of (a) 90% of eligible credit card receivables plus (b) 90% of eligible inventory, valued at the lower of cost or market value, determined on a weighted average cost basis, minus (c) customary reserves.
Subject to customary exceptions and restrictions, the Company may voluntarily repay outstanding amounts under the ABL Facility at any time without premium or penalty. Any voluntary prepayments made will not reduce commitments under the ABL Facility. If at any time the outstanding amount under the ABL Facility exceeds the lesser of (i) the aggregate revolving commitments and (ii) the borrowing base, the Company will be required to prepay outstanding amounts or cash collateralize letter of credit obligations under the ABL Facility.
Outstanding amounts under the Amended Credit Agreement bear interest at a rate per annum equal to, at the applicable borrower’s election: (i) in the case of loans denominated in U.S. dollars, such loans shall be comprised entirely of Alternate Base Rate (“ABR”) loans and London Inter-Bank Offered (“LIBO”) Rate loans and (ii) in the case of loans denominated in Canadian dollars, such loans shall be comprised entirely of Canadian Prime Rate loans and Canadian Dollar Offered Rate (“CDOR”) loans, in each case as set forth in the Amended Credit Agreement, plus an interest rate margin based on average quarterly availability ranging from (i) in the case of ABR loans and Canadian Prime Rate loans, 0.25% to 0.75%; provided that if ABR or the Canadian Prime Rate is less than 1.00%, such rate shall be deemed to be 1.00%, as applicable, and (ii) in the case of LIBO Rate loans and CDOR Loans, 1.25% to 1.75%; provided that if the CDOR or LIBO Rate is less than 0.00%, such rate shall be deemed to be 0.00%, as applicable.
The Amended Credit Agreement contains customary representations and warranties, events of default and financial, affirmative and negative covenants for facilities of this type, including but not limited to a springing financial covenant relating to a fixed charge coverage ratio, and restrictions on indebtedness, liens, investments and acquisitions, asset dispositions, restricted payments and prepayment of certain indebtedness. The Company was in compliance with all covenants related to the Amended Credit Agreement as of February 26, 2022.
As of February 26, 2022 and February 27, 2021, unamortized deferred financing costs associated with the Company’s revolving credit facilities were $7.4 million and $6.1 million, respectively, and were recorded in other assets in the Company’s consolidated balance sheets.
The Company amortizes deferred financing costs for the Notes and the ABL Facility over their respective terms and such amortization is included in interest expense, net in the consolidated statements of operations. Interest expense related to the Notes and the revolving credit facilities, including the commitment fee and the amortization of deferred financing costs, was approximately $64.1 million, $73.6 million, and $73.0 million for the fiscal years ended February 26, 2022, February 27, 2021, and February 29, 2020, respectively.